Related Party Transactions - Additional information (Details) - USD ($)		3 Months Ended	10 Months Ended
	Sep. 09, 2021	Mar. 31, 2022	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Proceeds from sale of Private Placement Warrants			$ 7,375,000
Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares)		7,375,000	7,375,000
Price of warrants	$ 1.00
Threshold period for not to transfer, assign or sell any Warrants		30 days	30 days
Working capital loans
Subsidiary, Sale of Stock [Line Items]
Share Price		$ 1.00
Price of warrants			$ 1.00
Loan conversion agreement warrant		$ 2,000,000	$ 2,000,000
Working capital loan, outstanding		$ 0	$ 0
Private Placement
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares)	7,375,000
Proceeds from sale of Private Placement Warrants	$ 7,375,000
Private Placement | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares)	7,375,000
Share Price	$ 11.50
Proceeds from sale of Private Placement Warrants	$ 7,375,000
Number of shares issuable per warrant	1
Exercise price of warrants	$ 11.50
Price of warrants	$ 1.00
Underwriting discounts and commissions	$ 0